Finance debt - Non-current finance debt (Details) kr in Millions, $ in Millions	Dec. 31, 2019 SEK (kr)	Dec. 31, 2019 USD ($)	Nov. 13, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2018 USD ($)
Disclosure of financial liabilities [line items]
Weighted average interest rates			3.25%
Bonds			$ 1,000
Non-current bonds and bank loans		$ 23,758				$ 24,212
Less current portion		2,004				1,322
Total		21,754				22,889
Lease Liabilities		4,339		$ 4,660		432
Less current portion		1,148				57
Non-current finance debt		24,945		$ 26,423		23,264
Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Non-current bonds and bank loans		27,175				26,140
Less current portion		2,036				1,321
Total		25,139				24,819
Non-current finance debt		25,139				24,819
Unsecured Bonds [Member]
Disclosure of financial liabilities [line items]
Bonds		23,666				24,121
Unsecured Bonds [Member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Bonds		13,308				13,088
Unsecured Bonds [Member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Bonds		8,201				8,928
Unsecured Bonds [Member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Bonds		1,815				1,760
Unsecured Bonds [Member] | Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Bonds		342				345
Unsecured Bonds [Member] | Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Bonds		27,053				26,021
Unsecured Bonds [Member] | Fair value based on level 2 inputs [member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Bonds		14,907				13,657
Unsecured Bonds [Member] | Fair value based on level 2 inputs [member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Bonds		8,992				9,444
Unsecured Bonds [Member] | Fair value based on level 2 inputs [member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Bonds		2,765				2,532
Unsecured Bonds [Member] | Fair value based on level 2 inputs [member] | Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Bonds		$ 389				$ 388
Unsecured Bonds [Member] | Weighted average [member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.14%	4.14%			4.14%	4.14%
Unsecured Bonds [Member] | Weighted average [member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	2.25%	2.25%			2.10%	2.10%
Unsecured Bonds [Member] | Weighted average [member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	6.08%	6.08%			6.08%	6.08%
Unsecured Bonds [Member] | Weighted average [member] | Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.18%	4.18%			4.18%	4.18%
Unsecured loans [Member]
Disclosure of financial liabilities [line items]
Loans | kr	kr 92				kr 91
Unsecured loans [Member] | Japanese yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Loans		$ 92				$ 91
Unsecured loans [Member] | Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Loans | kr	kr 123				kr 119
Unsecured loans [Member] | Fair value based on level 2 inputs [member] | Japanese yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Loans		$ 123				$ 119
Unsecured loans [Member] | Weighted average [member] | Japanese yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.30%	4.30%			4.30%	4.30%
Unsecured bond, 37 bond agreement [member]
Disclosure of financial liabilities [line items]
Bonds		$ 23,024